PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	6 Months Ended
Jun. 30, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Other collaboration receivables	83,860	54,078
Other receivables	1,870	837
Lease receivables	344	1,388
VAT recoverable	2,237	717
Prepayments	12,317	12,231
Total	100,628	69,251
None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The Company estimated that the expected credit loss for the above receivables as at June 30, 2024 and December 31, 2023 is insignificant.